Average Annual Total Returns - PROFUND VP EMERGING MARKETS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P/BNY Mellon Emerging 50 ADR Index (USD) OneYear		S&P/BNY Mellon Emerging 50 ADR Index (USD) FiveYears		S&P/BNY Mellon Emerging 50 ADR Index (USD) TenYears
Total	26.72%	14.56%	2.35%	Aug. 31, 2007	28.58%	[1]	16.20%	[1]	3.96%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.